Share Based Compensation - Summary of Assumptions Used to Determine Fair value of Share Options (Details) - Share Incentive Plans - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Share Based Compensation [Line Items]
Expected dividend yield			0.00%
Expected volatility range	60.00%	60.00%	60.00%
Contractual life	10 years	10 years	10 years
Bottom of range [Member]
Disclosure Of Share Based Compensation [Line Items]
Risk free interest rate	4.48%	4.23%	3.46%
Expected dividend yield	0.13%	0.00%
Exercise multiples	¥ 2.2	¥ 2.2	¥ 2.2
Top of range [Member]
Disclosure Of Share Based Compensation [Line Items]
Risk free interest rate	4.65%	4.31%	3.83%
Expected dividend yield	0.23%	0.12%
Exercise multiples	¥ 2.8	¥ 2.8	¥ 2.8